Share-based Payment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Employee Share Options
The following table sets forth the changes in the number of outstanding options and the weighted average exercise prices:

	Average exercise price per share option	Number of options
	(RMB)	(in ‘000)
Outstanding as of January 1, 2023	86.62	15,000
Exercised during the period	8.00	(181)
Forfeited and other change during the year	98.34	(1,425)

As of December 31, 2023	87.58	13,394

Exercised during the period	8.00	(247)
Forfeited and other change during the year	89.20	(2,437)

As of December 31, 2024	88.90	10,710

Forfeited and other change during the year	49.10	(1,884)

As of December 31, 2025	97.38	8,826

Summary of Options Granted Priced Using Binomial Option Pricing Model
The following table sets forth the changes in the number of PSUs and the weighted average exercise prices:

	Weighted average grant day fair value	Number of units
	(RMB)	(in ‘000)
Outstanding as of January 1, 2023	83.73	2,355

Granted during the year	8.90	32
Exercised during the year	431.02	(172)
Forfeited and other change during the year	147.31	(119)

Outstanding as of December 31, 2023	50.48	2,096

Exercised during the year	61.44	(635)
Forfeited and other change during the year	39.95	(614)

Outstanding as of December 31, 2024	30.46	847

Forfeited and other change during the year	11.51	(14)

Outstanding as of December 31, 2025	30.84	833

Summary of Options at Different Exercise Price	The following table sets forth the outstanding share options as of December 31, 2025 by different exercise price:

Number of options
(in ‘000)
Exercise price per share option (RMB)
8.00	—
50.00	982
98.06	5,777
118.00	2,067

8,826